                          SUPPLEMENT DATED NOVEMBER 2, 1998
                         TO PROSPECTUS DATED AUGUST 31, 1998

             ORBITEX STRATEGIC NATURAL RESOURCES FUND, ORBITEX INFO-TECH &
              COMMUNICATIONS FUND, ORBITEX GROWTH FUND AND ORBITEX ASIAN
                           HIGH YIELD FUND (THE "FUNDS")

     The following information supplements the Prospectus dated August 31, 1998.

                    LIQUIDATION OF ORBITEX ASIAN HIGH YIELD FUND

     The Board of Trustees (the "Board") has decided to liquidate the Orbitex Asian High Yield Fund (the "Fund"). The Fund will not engage in any further business activities except for the purpose of winding up its business and affairs, preserving the value of its assets and distributing its assets to shareholders. The Board has established November 30, 1998 as the date on which the Fund will mail to each shareholder, who has not already redeemed or exchanged their shares, a liquidating distribution equal to the shareholder's proportionate interest in the remaining assets of the Fund. Prior to the liquidation, shareholders of the Fund may exchange their shares for shares of other Orbitex Funds at their then current net asset value. Requests for the redemption or exchange of Fund shares will continue to be honored up to and including 4:00 p.m. Eastern Time on November 27, 1998. You may call 1-888-ORBITEX for additional information.

                                   CLASS B SHARES

     The paragraph entitled "Class B Shares" under the section "HOW TO PURCHASE SHARES" in the Prospectus is hereby supplemented as follows:

     Purchases of Class B shares by any single investor are limited to $250,000. Additionally, purchases of Class B Shares are restricted to United States citizens and residents.

                                  EURO DISCLOSURE

     The following shall become a new paragraph under the section "HOW THE TRUST IS MANAGED" in the Prospectus.

     THE EURO. In January 1999, the new European common currency, called the Euro, will begin circulation. The nations that use the Euro will have the same monetary policy regardless of their domestic economy, which could have adverse effects on those economies. The Euro could prove unworkable as a common currency, prompting those nations to return to their original currencies, which could increase the cost of trade, decrease corporate profits and have other adverse effects. In addition, the issuers of securities in which the Funds invest may have Euro conversion problems which could impact the Funds.

                          SUPPLEMENT DATED NOVEMBER 2, 1998
             TO STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 1998

            ORBITEX STRATEGIC NATURAL RESOURCES FUND, ORBITEX INFO-TECH &
              COMMUNICATIONS FUND, ORBITEX GROWTH FUND AND ORBITEX ASIAN
                           HIGH YIELD FUND (THE "FUNDS")

     The following table replaces the current table on page B-37 of the Statement of Additional Information dated August 31, 1998.

                                COMPENSATION TABLE*

                                                                   TOTAL
                                     PENSION OR                    COMPENSATION
                                     RETIREMENT                    FROM
                       AGGREGATE     BENEFITS       ESTIMATED      REGISTRANT AND
                       COMPENSATION  ACCRUED AS     ANNUAL         FUND COMPLEX
                       FROM          PART OF        BENEFITS UPON  PAID
 NAME OF PERSON        REGISTRANT    FUND EXPENSES  RETIREMENT     TO TRUSTEES
----------------       ------------  -------------  -------------  ------------
 Ronald S. Altbach     $3,750        N/A            N/A            $3,750
 Thomas T. Bachmann**  $0            N/A            N/A            $0
 Otto J. Felber**      $0            N/A            N/A            $0
 James L. Nelson**     $0            N/A            N/A            $0
 Robert F. Raucci      $3,750        N/A            N/A            $3,750

----------------------
* The compensation table covers the period May 13, 1997 (date of the of the Trust's organizational meeting) through April 30, 1998.
**   Interested trustees are compensated by Orbitex.